Customer accounts and amounts due to banks (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Customer accounts and amounts due to banks
Legal entities' current/demand accounts	₽ 5,197	₽ 6,995
Correspondent accounts of other banks	1,523	2,647
Individuals' current/demand accounts	81	1,539
Term deposits	834	1,156
Total customer accounts and amounts due to banks	₽ 7,635	12,337
Including long-term deposits		₽ 36